EQUITY (Detail Narrative) - USD ($)				1 Months Ended					12 Months Ended
	Sep. 05, 2025	Sep. 04, 2025	Mar. 05, 2024	Sep. 30, 2025	Jul. 31, 2025	Jun. 26, 2025	Dec. 24, 2024	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jul. 18, 2025	Feb. 28, 2025
Preferred stock, par value									$ 0.001	$ 0.001
Number of shares issued, shares						153,351
Preferred stock, shares authorized									23,148	23,148
Stock-based compensation									$ 1,142,000	$ 818,000
Preferred stock, shares issued									0	0
Preferred stock, shares outstanding									0	0
Intrinsic value of the warrants									$ 94,000
Common stock, par value									$ 0.001	$ 0.001
Common stock, shares authorized									166,666,667	166,666,667
Common stock, shares issued									673,008	189,194
Common stock, shares outstanding									672,925	189,194
Proceeds from issuance of warrants									$ 1,079,000
Gross proceeds from issuance of warrants									1,425,000
Warrant share transaction costs									$ 346,000
Description of pre-funded warrants									was issued and sold along with two (2) $17.46 warrants and one (1) $30.00 warrant. The combined purchase price for the securities was (i) $18.585 per share of common stock and three accompanying warrants and (ii) $18.582 per pre-funded warrant and three accompanying warrants
Common stock shares											$ 6,500,000
Exercise price						$ 17.46
Warrants to purchase, shares						76,678
Stock issued during period, value									$ 6,151,000	$ 112,000
Net proceed									$ 6,151,000	$ 112,000
Underwriting Agreement [Member]
Number of shares issued, shares	19,305			147,070
Exercise price				$ 13.20
Additional shares granted	34,090			22,727
Stock issued during period, value	$ 237			$ 19,305
Equity offering description		(i) 213,641 shares of common stock at a price to the public of $13.20 per share, and (ii) pre-funded warrants to purchase up to 13,631 shares of common stock at an exercise price of $0.003 per share, at a price to the public of $13.197 per pre-funded warrant		(i) 147,070 shares (the “Shares”) of common stock, par value $0.001 per share, of the Company at a price to the public of $13.20 per share (the “Share Purchase Price”), and (ii) pre-funded warrants to purchase up to 4,445 shares of common stock at an exercise price of $0.003 per share at a price to the public of $13.197 per pre-funded warrant
Gross proceed		$ 3,000,000		$ 2,000,000
Offering expenses		310		240
Net proceed		$ 2,690,000		$ 1,760,000
Sales Agreement [Member]
Number of shares issued, shares									16,952
Proceeds from issuance of warrants									$ 442,000
Net proceed									$ 442
2018 Equity Incentive Plan [Member]
Common stock reserved for future issuance												26,898
Common stock, shares issuable									111,855
Common stock, shares available to be issued									35,857
2018 Equity Incentive Plan [Member] | January 2024
Exercise price for options								$ 26.82
Granted options to purchase common stock								5,112
Vesting Percentage								25.00%
2018 Equity Incentive Plan [Member] | March 5, 2024
Exercise price for options			$ 26.46
Granted options to purchase common stock			8,453
Vesting Percentage			25.00%
2018 Equity Incentive Plan [Member] | December 20, 2024
Exercise price for options							$ 17.0568
Granted options to purchase common stock							588
Vesting Percentage							100.00%
2018 Equity Incentive Plan [Member] | July 2025
Exercise price for options					$ 33.09				$ 33.09
Granted options to purchase common stock					17,794				15,169
Vesting Percentage									50.00%
Valuation [Member]
Options granted									32,963	14,153
Option granted, value									$ 849,000	$ 307,000
Stock option expense, unamortized									414,000
Options outstanding, intrinsic value									$ 0	$ 0
Valuation [Member] | Related Parties [Member]
Options granted									13,831	6,306
Option granted, value									$ 356,000	$ 137,000
Stock option expense, unamortized									$ 720,000
Pre-funded Warrants [Member]
Number of shares issued, shares									31,060
Common stock, par value									$ 0.001
Exercise price				$ 13.197					$ 17.457
Private Placement [Member]
Number of shares issued, shares									45,618
Exercise price									$ 17.46